Earnings Per Share - Details of Earnings Per Share (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Earnings attributable to owners of the parent from continuing operations	$ (348.2)	$ (31.8)	$ 157.0
Weighted average number of shares issued continuing operations	821,532,707	820,611,806	809,889,990
Profit from discontinued operations, net of taxation	$ 0.0	$ 13.1	$ 1.2
Weighted average number of ordinary shares in issue during period from discontinued operation	821,532,707	820,611,806	809,889,990
Basic Earnings per share
Weighted average number of ordinary shares, basic	821,532,707	820,611,806	809,889,990
Headline earnings	$ 60.6	$ 212.3	$ 198.3
Adjusted net earnings attributable to owners of the parent, diluted discontinued operations	$ 0.0	$ (2.4)	$ 5.5